INCOME TAXES (Schedule Of Deferred Income Taxes) (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Net operating loss carryforward		$ 20,859	$ 34,688
Tax credits		8,040	9,184
Capital losses carryforward	[1]	18,797	17,045
Bad debt reserve		1,407	901
Deferred revenues		1,714	1,656
Accrued warranty reserve		1,497	1,529
Inventory reserve		1,017	727
Intangible assets - patents		808	846
Other temporary differences		6,222	6,207
Total deferred tax assets before valuation allowance		60,361	72,783
Valuation allowance		(40,482)	(49,222)
Total deferred tax asset		19,879	23,561
Deferred tax liability in respect of intangible assets acquired		(2,239)	(3,198)
Total deferred tax liability		(2,239)	(3,198)
Net deferred tax asset		$ 17,640	$ 20,363

[1]	The Company has capital loss carryforwards resulting mainly from the difference between the reporting currency and the tax basis of the investments in marketable securities and from sale of subsidiaries. The Company recorded a full valuation allowance regarding to its capital loss carryforwards.